Cash flow information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	$ 3,105,801
Net cash flows in financing activities	569,785
Conversion option exercised	(399,099)
Foreign exchange loss	98,747
Other non-cash movement	(81,862)
Balance at end of period	3,293,372
Non cash acquisition of tangible and intangible assets	97,600
Short-term borrowings
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	176,957
Net cash flows in financing activities	127,715
Foreign exchange loss	3,639
Balance at end of period	308,311
Long-term borrowings
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	1,265,811
Net cash flows in financing activities	529,928
Foreign exchange loss	80,497
Balance at end of period	1,876,236
Disposals
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	786,611
Conversion option exercised	(399,099)
Other non-cash movement	15,817
Balance at end of period	403,329
Convertible bonds
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	494,909
Other non-cash movement	1,780
Balance at end of period	496,689
Bonds payable
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	214,502
Foreign exchange loss	13,246
Other non-cash movement	735
Balance at end of period	228,483
Medium-term notes
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	86,493
Net cash flows in financing activities	(87,858)
Foreign exchange loss	1,365
Currency swap contracts classified as other financial assets
Reconciliation of liabilities arising from financing activities
Other non-cash movement	(22,337)
Balance at end of period	(22,337)
Currency swap contracts classified as other financial liabilities
Reconciliation of liabilities arising from financing activities
Balance at beginning of period	80,518
Other non-cash movement	(77,857)
Balance at end of period	$ 2,661